Share-Based Compensation (Tables)	6 Months Ended
Jun. 30, 2026
Share-Based Compensation [Abstract]
Schedule of Options Granted

The following table contains additional information on options granted under the 2019 Plan:

	Three months ended June 30,
	2026		2025
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Outstanding at beginning of period	177,960	$102.09	191,754	80.7
Forfeited and expired	-	$-	(334)	65.7
Outstanding at end of period	177,960	$102.09	191,420	80.7
Exercisable at end of period	174,596	$80.01	159,561	83.4

Non-vested at beginning of period	3,364	$3,364	32,010	66.75
Vested	-	$-	-	-
Forfeited	-	$-	(150)	48.15
Non-vested at the end of period	3,364	$3,364	31,860	66.9

	Six months ended June 30,
	2026		2025
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Outstanding at beginning of period	182,547	$80.45	193,201	$80.55
Granted	-		$-	$-
Forfeited and expired	(4,587)	$102.09	(1,781)	$63.75
Outstanding at end of period	177,960	$79.89	191,420	$80.7
Exercisable at end of period	174,596	$80.01	159,561	$83.4

Non vested at beginning of period	3,364	$3,364	38,799	$65.7
Granted	-	$-	-	$-
Forfeited and expired	-	$-	(1,030)	$54.75
vested	-	$-	(5,975)	$61.05
Outstanding at end of period	3,364	$3,364	31,794	$66.9

Schedule of Exercise Prices and Remaining Contractual Life

c)	Set forth below is data regarding the range of exercise prices and remaining contractual life (in years) for options outstanding at June 30, 2026:

Exercise price	Number of options outstanding	Remaining contractual Life (in years)	Intrinsic Value of Options Outstanding	No. of options exercisable
			(in thousands)
$21.30	1,000	8	$-	250
$40.35	6,021	0.68	-	6,021
$40.35	37,191	7.51	-	37,191
$48.15	14,075	7.63	-	14,075
$54.95	16,667	3.84	-	16,667
$70.20	1,936	3.75	-	1,936
$80.10	9,641	5.75	-	9,641
$80.10	29,271	6.38	-	29,157
$89.51	10,000	6.38	-	7,500
$93.30	2,746	1.50	-	2,746
$93.30	22,112	7.51	-	22,112
$122.85	10,000	7.51	-	10,000
$151.80	162	2.37	-	162
$151.80	406	7.51	-	406
$183.40	16,667	4.91	-	16,667
$321.00	65	7.51	-	65
	177,960		$-	174,596

Schedule of Restricted Stock Units Granted
d)	The following table contains information concerning restricted stock units granted under the 2019 Plan:

	Three months ended June 30,
	2026		2025
	Number of shares	Weighted average grant date fair value	Number of shares	Weighted average grant date fair value
Nonvested at beginning of period	28,672	$14.75	78,290	$17.25
Vested	-	$-	(229)	$154.2
Forfeited	-	$-	(433)	$24.15
Nonvested at end of period	28,672	$14.75	77,628	$17.1

	Six months ended June 30,
	2026		2025
	Number of shares	Weighted average grant date fair value	Number of shares	Weighted average grant date fair value
Nonvested at beginning of period	145	$21.15	82,305	$26.55
Granted	442,054	$15.54	-	$-
Vested	(413,527)	$15.6	(2,844)	$146.1
Forfeited	-	$-	(1,832)	$28.5
Nonvested at end of period	28,672	$14.75	77,629	$22.05

Schedule of Share-Based Compensation Expense
e)	The following table summarizes share-based compensation expenses related to grants under the 2019 Plan included in the statements of operations:

	Three months ended June 30,		Six months ended June 30,
(in thousands)	2026	2025	2026	2025
Research & development	$114	$111	$196	$246
General & administrative	44	184	6,544	342
Total	$158	$295	$6,740	$588